Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status	INCOME TAX STATUS
Effective January 1, 2009, the Plan adopted a non-standardized prototype plan sponsored by Charles Schwab Trust Company. Effective June 1, 2022, the Plan was restated to adopt a new plan document to comply with tax law changes. Schwab Retirement Plan Services, Inc. obtained an opinion letter of the Plan dated September 21, 2020, from the IRS stating that the form of the Plan is acceptable under section 401 of the Code for use by employers for the benefit of the employees. The Plan has been amended since receiving the opinion letter; however, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Code. Accordingly, no provision for income taxes has been included in the Plan's financial statements.

The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.